Acquired Properties, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mineral Properties Net [Abstract]
Acquired properties, at cost	$ 2,010	$ 2,168
Accumulated amortization	(1,231)	(1,332)
Net book value December 31,	$ 779	$ 836